Supplemental cash flow information	6 Months Ended
Jun. 30, 2025
Disclosure In Entirety Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information	Supplemental cash flow information
Supplement cash flow information for the six months ended 30 June 2025 and 2024 is included below:

	30 June
Non-cash investing and financing activities	2025	2024
Acquisition of property, plant and equipment in trade payables and other current liabilities	3,853	3,292
Acquisition of intangibles in trade payables and other current liabilities	4,195	615
Right-of-use assets obtained through new leases	13,529	20,647
Settlement of RSUs with shares	2,209	4,613
Acquisition of intangible assets with shares	13,686	—
Acquisition of property, plant and equipment with shares	1,147	—
Settlement of borrowings through refinancing	162,833	—
New borrowings through refinancing	169,000	—
Settlement of transaction cost through refinancing	794	—
Sale of joint venture	—	17,950